RELATED PARTY TRANSACTIONS (Details Narrative)			1 Months Ended					12 Months Ended
	Nov. 11, 2017 USD ($)	Jan. 01, 2016 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Apr. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Rent expenses								$ 63,345	$ 63,790
Car Rental Agreement [Member]
Rent expenses								9,000	8,808
Six Membership Service Agreements [Member] | Xin Platform APP [Member]
Service fee			$ 150		$ 150
Usage fee paid			750		750
Deposit paid			750		750
Reward received			$ 8		$ 8
Six Membership Service Agreements [Member] | Xin Platform APP [Member] | CNY
Service fee | ¥				¥ 1,000		¥ 1,000
Mr. Zhixin Liu [Member]
Amount due to president								$ 27,059	$ 129,874
Mr. Zhixin Liu [Member] | Car Rental Agreement [Member]
Amount due to president		$ 750
Lease expiration date		Dec. 31, 2018
Mr. Zhixin Liu [Member] | Apartment Rental Agreement [Member]
Lease expiration date							Apr. 30, 2019
Rent expenses							$ 3,000
Harbin Jinfenglvyuan Biotechnology Co., Ltd [Member]
Purchased a used car	$ 3,000